Contingencies (Details Textual) ₨ in Thousands, candidates in Millions		12 Months Ended
	Apr. 12, 2016 candidates questions	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2022 INR (₨)	Jul. 20, 2023 INR (₨)	Nov. 30, 2016 INR (₨)	Apr. 30, 2014 INR (₨)
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		₨ 141,000
Contract liabilities		6,112,969	₨ 5,137,360
Allowance paid to employees		6,400
Maximum amount of securities issuable		₨ 6,000,000
Kotak Special Situations Fund [Member]
Disclosure of contingencies [Line Items]
Amount to be transferred by way of assignment					₨ 6,000,000
Compulsorily Convertible Debentures [Member] | Kotak Special Situations Fund [Member]
Disclosure of contingencies [Line Items]
Amount to be transferred by way of assignment					₨ 6,000,000
Maximum Number On Days from Date of Put Option Notice Delivered		90 days
Compulsorily Convertible Debentures [Member] | Put Option Agreement [Member]
Disclosure of contingencies [Line Items]
Debt conversion converted instrument shares issued, Value			1,980,000	₨ 2,020,000
Maximum amount of securities issuable		₨ 6,000,000
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		0	0
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		416,000	416,000
Contract liabilities		0				₨ 64,600	₨ 161,800
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		12,000	15,000
Loss contingency payment under protest		29,000
Goods And Service Tax Liability [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		1,131,000	₨ 165,000
Others [Member]
Disclosure of contingencies [Line Items]
Estimated effect of contingent liabilities		41,000
Income Tax Receivable		300,000
Online Examination Case [Member]
Disclosure of contingencies [Line Items]
Period for which the contract was awarded	2 years
Number of candidates for which examination was conducted | candidates	20
Number of distinct questions for the test | questions	40,000
Other assets [member] | Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Income Tax Receivable		₨ 64,600